Triex Tactical Long/Short Fund
RISK/RETURN
Investment Objectives:
The Fund seeks income and capital growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Triex Tactical Long/Short Fund	Triex Tactical Long/Short Fund Class A Shares	Triex Tactical Long/Short Fund Class I Shares	Triex Tactical Long/Short Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Triex Tactical Long/Short Fund		Triex Tactical Long/Short Fund Class A Shares	Triex Tactical Long/Short Fund Class I Shares	Triex Tactical Long/Short Fund Investor Class Shares
Management Fees		1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.40%
Other Expenses	[1]	1.31%	1.31%	1.31%
Acquired Fund Fees and Expenses	[1][2]	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses		3.52%	3.27%	3.67%
Fee Waiver and/or Reimbursement	[3]	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.76%	2.51%	2.91%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2012, to ensure that t otal annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.10%, 1.85 % and 2.25% of average daily net assets attributable to Class A, Class I and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Triex Tactical Long/Short Fund (USD $)	1 Year	3 Years
Triex Tactical Long/Short Fund Class A Shares	838	1,527
Triex Tactical Long/Short Fund Class I Shares	254	936
Triex Tactical Long/Short Fund Investor Class Shares	294	1,053

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 The Fund invests primarily in index-based mutual funds and exchange-traded funds ("ETFs") (collectively "Underlying Funds") that each invest primarily in (1) equity securities (common and preferred stock), (2) fixed-income securities or (3) cash equivalents.  The Fund may invest in inverse Underlying Funds (those designed to produce returns that are inverse to the market) for hedging purposes or to generate positive returns from declining markets.  The Fund may also invest in leveraged Underlying Funds that are designed to produce returns that are a multiple of the index upon which they are based.  The Fund invests without restriction as to the capitalization of the issuers of equity securities held by Underlying Funds.  The Fund invests without restriction as to the capitalization of the issuers of fixed-income securities, and without restriction as to the maturity of individual fixed-income securities held by Underlying Funds.  However, the Fund restricts the average credit quality of fixed-income securities held by Underlying Funds to investment grade or higher.  The Fund defines investment grade securities as those rated BBB- or higher by Standard & Poor's Rating Group (or another Nationally Recognized Statistical Rating Organization), or if unrated, determined to be of similar quality.

The adviser invests Fund assets long, neutral or short using its market timing strategy based on technical analysis.  The adviser seeks (i) income and capital growth from fixed-income Underlying Funds, (ii) capital growth from equity Underlying Funds and (iii) modest income from cash equivalents.  The adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objectives.

Market Timing

The adviser uses its market timing strategy to identify times when, based on its analysis of historical patterns, technical charting, and, in part, fundamental analysis, where the probability is higher for gains than losses (a buy signal) or vice versa (a sell signal).  The adviser uses market timing signals to move in and out of securities markets as they fluctuate.  The adviser believes this strategy can reduce risk by keeping the Fund neutral or short (via inverse Underlying Funds) during market downturns while getting the Fund long during bull markets.

The adviser views market timing as a tool for managing risk at its most fundamental level.  If markets never went down, or if investors never got nervous about paper losses, timing might not be necessary.  The adviser's stock market analysis indicates that major losses can happen when many people don’t expect them and the bottom of a market cycle may occur when investor sentiment is the gloomiest.  Likewise, the adviser believes that the peak of a market may occur when investor enthusiasm is highest.  Nonetheless, the adviser finds that it is unrealistic to expect any market timing system to identify the best times to get in and out of the market.  Yet, it believes its timing system provides signals of above-average times to buy as well as signals of above-average times to sell.

Technical Analysis

The adviser's technical analysis involves the studying of price and return charts of securities and securities market indices based on multiple time frames.  The adviser looks at daily, weekly and monthly charts to determine what it believes to be the highest probability for the future movement of a security or index.  The longer the time frame under study, the more weight is given to the indicator by the adviser.  For example, if a monthly chart is at or near the bottom, the adviser believes it is more indicative of upside potential than if the daily chart is at or near the bottom.  However, when the adviser seeks short-term or "quick hit" returns it focuses on daily price charts for predicting the future movement of a security or index.  In conjunction with the multiple time frame analysis, the adviser also utilizes channels, moving averages and trend lines to supplement the multiple time frame charts.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.  The following describes the Fund's direct and indirect risks through Underlying Funds.

  Credit Risk.  Issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests via Underlying Funds.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Fixed-Income Risk.  When the Fund invests in fixed-income securities via Underlying Funds the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

  Inverse Risk.  The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.  The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

  Leverage Risk.  Underling Funds may employ leverage, which magnifies the changes in the underlying index upon which they are based.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Management Risk.  The adviser's reliance on its market timing and technical analysis strategy approach and its judgments about the potential value of a particular security in which the Fund invests may prove to be incorrect.

  Small and Medium Capitalization Company Risk.  Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

  Underlying Fund Risk.  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and mutual fund is subject to specific risks, depending on its investments.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1 -855-273-0869.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 24, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 24, 2011
Prospectus Date	rr_ProspectusDate	Aug 23, 2011
Triex Tactical Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $ 25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $ 25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund invests primarily in index-based mutual funds and exchange-traded funds ("ETFs") (collectively "Underlying Funds") that each invest primarily in (1) equity securities (common and preferred stock), (2) fixed-income securities or (3) cash equivalents.  The Fund may invest in inverse Underlying Funds (those designed to produce returns that are inverse to the market) for hedging purposes or to generate positive returns from declining markets.  The Fund may also invest in leveraged Underlying Funds that are designed to produce returns that are a multiple of the index upon which they are based.  The Fund invests without restriction as to the capitalization of the issuers of equity securities held by Underlying Funds.  The Fund invests without restriction as to the capitalization of the issuers of fixed-income securities, and without restriction as to the maturity of individual fixed-income securities held by Underlying Funds.  However, the Fund restricts the average credit quality of fixed-income securities held by Underlying Funds to investment grade or higher.  The Fund defines investment grade securities as those rated BBB- or higher by Standard & Poor's Rating Group (or another Nationally Recognized Statistical Rating Organization), or if unrated, determined to be of similar quality.

The adviser invests Fund assets long, neutral or short using its market timing strategy based on technical analysis.  The adviser seeks (i) income and capital growth from fixed-income Underlying Funds, (ii) capital growth from equity Underlying Funds and (iii) modest income from cash equivalents.  The adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objectives.

Market Timing

The adviser uses its market timing strategy to identify times when, based on its analysis of historical patterns, technical charting, and, in part, fundamental analysis, where the probability is higher for gains than losses (a buy signal) or vice versa (a sell signal).  The adviser uses market timing signals to move in and out of securities markets as they fluctuate.  The adviser believes this strategy can reduce risk by keeping the Fund neutral or short (via inverse Underlying Funds) during market downturns while getting the Fund long during bull markets.

The adviser views market timing as a tool for managing risk at its most fundamental level.  If markets never went down, or if investors never got nervous about paper losses, timing might not be necessary.  The adviser's stock market analysis indicates that major losses can happen when many people don’t expect them and the bottom of a market cycle may occur when investor sentiment is the gloomiest.  Likewise, the adviser believes that the peak of a market may occur when investor enthusiasm is highest.  Nonetheless, the adviser finds that it is unrealistic to expect any market timing system to identify the best times to get in and out of the market.  Yet, it believes its timing system provides signals of above-average times to buy as well as signals of above-average times to sell.

Technical Analysis

The adviser's technical analysis involves the studying of price and return charts of securities and securities market indices based on multiple time frames.  The adviser looks at daily, weekly and monthly charts to determine what it believes to be the highest probability for the future movement of a security or index.  The longer the time frame under study, the more weight is given to the indicator by the adviser.  For example, if a monthly chart is at or near the bottom, the adviser believes it is more indicative of upside potential than if the daily chart is at or near the bottom.  However, when the adviser seeks short-term or "quick hit" returns it focuses on daily price charts for predicting the future movement of a security or index.  In conjunction with the multiple time frame analysis, the adviser also utilizes channels, moving averages and trend lines to supplement the multiple time frame charts.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.  The following describes the Fund's direct and indirect risks through Underlying Funds.

  Credit Risk.  Issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests via Underlying Funds.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Fixed-Income Risk.  When the Fund invests in fixed-income securities via Underlying Funds the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

  Inverse Risk.  The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.  The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

  Leverage Risk.  Underling Funds may employ leverage, which magnifies the changes in the underlying index upon which they are based.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Management Risk.  The adviser's reliance on its market timing and technical analysis strategy approach and its judgments about the potential value of a particular security in which the Fund invests may prove to be incorrect.

  Small and Medium Capitalization Company Risk.  Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

  Underlying Fund Risk.  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and mutual fund is subject to specific risks, depending on its investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1 -855-273-0869.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 -855-273-0869
Triex Tactical Long/Short Fund | Triex Tactical Long/Short Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	838
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,527
Triex Tactical Long/Short Fund | Triex Tactical Long/Short Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Triex Tactical Long/Short Fund | Triex Tactical Long/Short Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,053

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2012, to ensure that t otal annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.10%, 1.85 % and 2.25% of average daily net assets attributable to Class A, Class I and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.